Contingencies	12 Months Ended
Mar. 29, 2025
Commitments and Contingencies Disclosure [Abstract]
Contingencies
14.	Contingencies:
The Company and its subsidiaries, in the normal course of business, become involved from time to time in litigation and are subject to claims. While the final outcome with respect to claims and legal proceedings pending at March 29, 2025 cannot be predicted with certainty, management believes that adequate provisions have been recorded in the accounts where required and that the financial impact, if any, from claims related to normal business activities will not be material.